UNITED SATATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-21385

Foresight Funds, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

1634 Pebble Chase Dr. Katy, TX                 77450
------------------------------------------------------
(Address of principal executive offices)    (Zip code)

Michael M. Bissell 1634 Pebble Chase Dr. Katy, TX 77450
--------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 281-398-0922

Date of fiscal year end: 12/31/06

Date of reporting period: 06/30/06

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Proxy Voting Record.



ISSUER                          TICKER CUSIP    MTG DATE  MATTER VOTED ON                        PROPOSED BY VOTED VOTE    FOR MGMT
------------------------------- ------ -------- --------- -------------------------------------- ----------- ----- ------- --------
Block (H&R)                     HRB    093671105 09/07/05 Election of Directors                  Issuer      Yes   For     Yes
Block (H&R)                     HRB    093671105 09/07/05 Approve executive performance plan     Issuer      Yes   For     Yes
Block (H&R)                     HRB    093671105 09/07/05 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Autozone                        AZO    053332102 12/14/04 Election of Directors                  Issuer      Yes   For     Yes
Autozone                        AZO    053332102 12/14/04 Ratification of Independent Auditors   Issuer      Yes   For     Yes

IDT Corporation                 IDT    448947309 12/15/05 Election of Directors                  Issuer      Yes   For     Yes
IDT Corporation                 IDT    448947309 12/15/05 Approve stock incentive plan           Issuer      Yes   For     Yes
IDT Corporation                 IDT    448947309 12/15/05 Approve grants of restrictive stock    Issuer      Yes   For     Yes
IDT Corporation                 IDT    448947309 12/15/05 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Sanderson Farms                 SAFM   800013104 02/23/06 Election of Directors                  Issuer      Yes   For     Yes
Sanderson Farms                 SAFM   800013104 02/23/06 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Aegon N V                       AEG    007924103 04/25/06 Adoption of annual accounts            Issuer      Yes   For     Yes
Aegon N V                       AEG    007924103 04/25/06 Approval of final dividend             Issuer      Yes   For     Yes
Aegon N V                       AEG    007924103 04/25/06 Executive board liability release      Issuer      Yes   For     Yes
Aegon N V                       AEG    007924103 04/25/06 Supervisory board liability release    Issuer      Yes   For     Yes
Aegon N V                       AEG    007924103 04/25/06 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Aegon N V                       AEG    007924103 04/25/06 Ammend Articles of Incorporation       Issuer      Yes   For     Yes
Aegon N V                       AEG    007924103 04/25/06 Extend term of remuneration policy     Issuer      Yes   For     Yes
Aegon N V                       AEG    007924103 04/25/06 Election of executive board            Issuer      Yes   For     Yes
Aegon N V                       AEG    007924103 04/25/06 Election of supervisory board          Issuer      Yes   For     Yes
Aegon N V                       AEG    007924103 04/25/06 Authorization to issue shares          Issuer      Yes   Against No
Aegon N V                       AEG    007924103 04/25/06 Restrict pre-emptive rights            Issuer      Yes   Against No
Aegon N V                       AEG    007924103 04/25/06 Approve incentive plan share issue     Issuer      Yes   For     Yes
Aegon N V                       AEG    007924103 04/25/06 Authorization to acquire shares        Issuer      Yes   For     Yes

Anheuser-Busch Companies        BUD    035229103 04/26/06 Election of Directors                  Issuer      Yes   For     Yes
Anheuser-Busch Companies        BUD    035229103 04/26/06 Ammend Certificate of Incorporation    Issuer      Yes   For     Yes
Anheuser-Busch Companies        BUD    035229103 04/26/06 Approve stock pla for directors        Issuer      Yes   For     Yes
Anheuser-Busch Companies        BUD    035229103 04/26/06 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Pfizer                          PFE    717081103 04/27/06 Election of Directors                  Issuer      Yes   For     Yes
Pfizer                          PFE    717081103 04/27/06 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Pfizer                          PFE    717081103 04/27/06 Ammend Certificate of Incorporation    Issuer      Yes   For     Yes
Pfizer                          PFE    717081103 04/27/06 Term limits for directors              Shareholder Yes   Against Yes
Pfizer                          PFE    717081103 04/27/06 Reporting on price restraints          Shareholder Yes   Against Yes
Pfizer                          PFE    717081103 04/27/06 Adopt cumulative voting                Shareholder Yes   Against Yes
Pfizer                          PFE    717081103 04/27/06 Report on political contributions      Shareholder Yes   Against Yes
Pfizer                          PFE    717081103 04/27/06 Ammend policy on lab animals           Shareholder Yes   Against Yes
Pfizer                          PFE    717081103 04/27/06 Justify animal-based testing           Shareholder Yes   Against Yes
Pfizer                          PFE    717081103 04/27/06 Separation of Chairman and CEO roles   Shareholder Yes   Against Yes

Tellabs                         TLAB   879664100 04/27/06 Election of Directors                  Issuer      Yes   For     Yes
Tellabs                         TLAB   879664100 04/27/06 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Gap                             GPS    364760108 05/09/06 Election of Directors                  Issuer      Yes   For     Yes
Gap                             GPS    364760108 05/09/06 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Gap                             GPS    364760108 05/09/06 Approve incentive compensation plan    Issuer      Yes   For     Yes

Whiting Petroleum               WLL    966387102 05/09/06 Election of Directors                  Issuer      Yes   For     Yes
Whiting Petroleum               WLL    966387102 05/09/06 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Technitrol                      TNL    878555101 05/17/06 Election of Directors                  Issuer      Yes   For     Yes

UnumProvident                   UNM    91529Y106 05/17/06 Election of Directors                  Issuer      Yes   For     Yes
UnumProvident                   UNM    91529Y106 05/17/06 Ratification of Independent Auditors   Issuer      Yes   For     Yes
UnumProvident                   UNM    91529Y106 05/17/06 Engagement process after majority vote Shareholder Yes   For     No

Liz Claiborne                   LIZ    539320101 05/18/06 Election of Directors                  Issuer      Yes   For     Yes
Liz Claiborne                   LIZ    539320101 05/18/06 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Liz Claiborne                   LIZ    539320101 05/18/06 Election of directors by majority vote Shareholder Yes   Against Yes

El Paso                         EP     28336L109 05/25/06 Election of Directors                  Issuer      Yes   For     Yes
El Paso                         EP     28336L109 05/25/06 Disclosure of executive compensation   Shareholder Yes   For     No
El Paso                         EP     28336L109 05/25/06 Adopt cumulative voting                Shareholder Yes   Against Yes

Superior Industries Int'l.      SUP    868168105 05/12/06 Election of Directors                  Issuer      Yes   For     Yes

Seitel                          SELA   816074405 05/12/06 Election of Directors                  Issuer      Yes   For     Yes

Blockbuster                     BBI    093679108 05/25/06 Election of Directors                  Issuer      Yes   For     Yes
Blockbuster                     BBI    093679108 05/25/06 Ratification of Independent Auditors   Issuer      Yes   For     Yes

General Motors                  GM     370442105 06/06/06 Election of Directors                  Issuer      Yes   For     Yes
General Motors                  GM     370442105 06/06/06 Ratification of Independent Auditors   Issuer      Yes   For     Yes
General Motors                  GM     370442105 06/06/06 Eliminate awarding, renewing options   Shareholder Yes   Against Yes
General Motors                  GM     370442105 06/06/06 Adopt cumulative voting                Shareholder Yes   Against Yes
General Motors                  GM     370442105 06/06/06 Report on global warming/cooling       Shareholder Yes   Against Yes
General Motors                  GM     370442105 06/07/05 Recouing unearned incentive bonuses    Shareholder Yes   Against Yes
General Motors                  GM     370442105 06/07/05 Majority voting for directors          Shareholder Yes   Against Yes
General Motors                  GM     370442105 06/06/06 Separation of Chairman and CEO roles   Shareholder Yes   Against Yes

Nortel Networks                 NT     656568102 06/29/06 Election of Directors                  Issuer      Yes   For     Yes
Nortel Networks                 NT     656568102 06/29/06 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Nortel Networks                 NT     656568102 06/29/06 Approve shareholder rights plan        Issuer      Yes   Against No
Nortel Networks                 NT     656568102 06/29/06 Authorize reverse split of stock       Issuer      Yes   For     Yes
Nortel Networks                 NT     656568102 06/29/06 Pay-for-performance ammendment         Shareholder Yes   Against Yes
Nortel Networks                 NT     656568102 06/29/06 Human rights in China and Tibet        Shareholder Yes   Against Yes


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FOresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  8/28/06